Share-based payments	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Share-based payments

Note 38. Share-based payments

The options in tranches 1 - 3 in the table below have been issued as consideration for services rendered in relation to capital raising conducted during the previous year by the consolidated entity.

The options in tranches 4 - 10 in the table below have been issued to employees under the ESOP. In total, A$165,222 (2017: A$475,189) of employee remuneration expense (all of which related to equity-settled share-based payment transactions) has been included in profit or loss and credited to share-based payment reserve.

2018

Tranche	Grant date	Expiry date	Exercise Price (post consol)		Balance at the start of the year		Granted		Share Consolidation		Forfeited on cessation of employment		Balance at the end of the year
			A$

1	04-03-2015	16-12-2019	A$	1.50		466,470		—		(419,823)		—		46,647
2	04-03-2015	18-12-2019	A$	1.50		199,521		—		(179,569)		—		199,521
3	24-06-2015	30-06-2020	A$	4.00		5,190,000		—		(4,671,000)		—		519,000
4	15-10-2015	16-11-2020	A$	2.20		3,633,334		—		—		(3,396,67)		236,667
5	18-03-2016	01-02-2021	A$	1.99		3,000,000		—		(2,700,000)		—		300,000
6	18-03-2016	01-02-2021	A$	1.99		2,000,000		—		(1,800,000)		—		200,000
7	18-03-2016	01-02-2021	A$	2.61		2,500,000		—		(2,250,000)		—		250,000
8	05-09-2016	05-09-2021	A$	1.63		2,000,000		—		(1,800,000)		(150,000)		50,000
9	12-10-2016	17-10-2021	A$	1.56		620,000		—		(558,000)		—		62,000
10	31-10-2016	01-11-2021	A$	1.38		500,000		—		(450,000)		(37,500)		12,500
11	21-11-2016	23-11-2021	A$	1.38		2,000,000		—		(1,800,000)		(150,000)		50,000
12	07-08-2017	07-08-2022	A$	0.67		—		224,000		—		—		224,000
13	05-02-2018	05-02-2023	A$	0.78		—		440,000		—		—		440,000

						22,109,325		664,000		(16,628,392)		(3,734,167)		2,410,766

Weighted average exercise price					A$	0.244	A$	0.740	A$	0.000	A$	2.140	A$	2.120

*	Options from Tranche 1 to Tranche 6, Tranches 8,10 and 11 listed above were vested and exercisable at the end of the period.

Options from Tranche 9 listed above include 1/4 vested options at the end of the period.

All remaining options are expected to vest in future periods. No options have expired during the financial year.

The weighted average remaining contractual life of options outstanding at the June 30, 2018 is 2.97 years.

2017

Tranche	Grant date	Expiry date	Exercise price		Balance at the start of the year		Granted		Exercised		Forfeited		Balance at the end of the year
			A$

1	04-03-2015	16-12-2019	A$	0.150		466,470		—		—		—		466,470
2	04-03-2015	18-12-2019	A$	0.150		199,521		—		—		—		199,521
3	24-06-2015	30-06-2020	A$	0.400		5,190,000		—		—		—		5,190,000
4	15-10-2015	16-11-2020	A$	0.220		5,200,008		—		—		(1,566,674)		3,633,334
5	18-03-2016	01-02-2021	A$	0.199		3,000,000		—		—		—		3,000,000
6	18-03-2016	01-02-2021	A$	0.199		2,000,000		—		—		—		2,000,000
7	18-03-2016	01-02-2021	A$	0.261		2,500,000		—		—		—		2,500,000
8	05-09-2016	05-09-2021	A$	0.163		—		2,000,000		—		—		2,000,000
9	12-10-2016	17-10-2021	A$	0.156		—		620,000		—		—		620,000
10	31-10-2016	01-11-2021	A$	0.138		—		500,000		—		—		500,000
11	21-11-2016	23-11-2021	A$	0.138		—		2,000,000		—		—		2,000,000

						18,555,999		5,120,000		—		(1,566,674)		22,109,325

Weighted average exercise price					A$	0.2680	A$	0.1500	A$	0.0000	A$	0.2200	A$	0.244

*	Options from Tranche 1 to Tranche 3 listed above were vested and exercisable at the end of the period.

Options from Tranche 4 listed above include 1/3 vested options at the end of the period.

Options from Tranche 5 listed above include 1/4 vested and exercisable options at the end of the period.

All remaining options are expected to vest in future periods. No options have expired during the year.

The weighted average remaining contractual life of options outstanding at the June 30, 2017 is 3.55 years.

Employee share options

During the year ended June 30, 2018, 664,000 options have been issued to the employees during the year by the consolidated entity pursuant to the Company’s Employee Share Option Plan.

•	Tranche 9 of 224,000 options vesting equally over 4 years

•	Tranche 10 of 440,000 options vesting equally over 2 years in 6 monthly intervals

An option will only vest if the option holder continues to be a full-time employee with the Company or an Associated Company during the vesting period relating to the option.

Conditions for an option to be exercised:

•	The option must have vested and a period of 1 year from the date the option was issued must have expired;

•	Option holder must have provided the Company with an Exercise Notice and have paid the Exercise Price for the option.

•	The Exercise Notice must be for the exercise of at least the Minimum Number of Options;

•	The Exercise Notice must have been provided to the Company and Exercise Price paid before the expiry of 5 years from the date the Option is issued.

Options Valuation

In order to obtain a fair valuation of these options, the following assumptions have been made:

The Black Scholes option valuation methodology has been used with the expectation that the majority of these options would be exercised towards the end of the option term. Inputs into the Black Scholes model includes the share price at grant date, exercise price, volatility, and the risk free rate of a five year Australian Government Bond on grant date.

Risk-free rate and grant date

For all tranches, the risk-free rate of a five-year Australian Government bond on grant date was used. Please refer to the table below for details.

Options in Tranches 6 to 13 have various vesting periods and exercising conditions. These options are unlisted as at 30/06/2018.

No dividends are expected to be declared or paid by the consolidated entity during the terms of the options.

The underlying expected volatility was determined by reference to historical data of the Company’s shares over a period of time. No special features inherent to the options granted were incorporated into measurement of fair value.

Based on the above assumptions, the table below sets out the valuation for each tranche of options:

Grant date	Expiry date	Share price at Grant Date		Exercise price		Volatility (%)	Remaining Option Life	Risk free Rate	Fair value per option
		A$		A$					A$

04/03/2015	16/12/2019	A$	0.180	A$	1.500	120.00%	2.46%	2.07%	A$	1.500
04/03/2015	18/12/2019	A$	0.180	A$	1.500	120.00%	2.47%	2.07%	A$	1.500
24/06/2015	30/06/2020	A$	0.245	A$	4.000	150.00%	3.00%	2.02%	A$	2.170
15/10/2015	16/11/2020	A$	0.140	A$	2.200	158.11%	3.38%	2.04%	A$	1.280
18/03/2016	01/02/2021	A$	0.115	A$	1.990	130.00%	3.59%	2.00%	A$	0.810
18/03/2016	01/02/2021	A$	0.115	A$	1.990	130.00%	3.59%	2.00%	A$	0.860
18/03/2016	01/02/2021	A$	0.115	A$	2.610	130.00%	3.59%	2.00%	A$	0.870
05/09/2016	05/09/2021	A$	0.105	A$	1.630	122.00%	4.19%	1.60%	A$	0.840
12/10/2016	17/10/2021	A$	0.098	A$	1.560	122.00%	4.30%	1.89%	A$	0.780
31/10/2016	01/11/2021	A$	0.090	A$	1.380	122.00%	4.34%	1.87%	A$	0.720
21/11/2016	23/11/2021	A$	0.092	A$	1.380	122.00%	4.40%	2.10%	A$	0.730
07/08/2017	07/08/2022	A$	0.430	A$	0.670	74.50%	4.00%	1.95%	A$	0.206
05/02/2018	05/02/2023	A$	0.500	A$	0.780	74.50%	3.00%	1.95%	A$	0.200